Consolidated condensed cash flow statements (Parenthetical) $ in Millions	9 Months Ended
Sep. 30, 2018 USD ($)
Consolidated condensed cash flow statements [Abstract]
Proceeds from investments in contracted concessional assets	$ 60.8